Accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accrued liabilities
Consulting and professional fees	$ 1,110	$ 1,288
Accrued payable due Taro Pharmaceuticals Industries Ltd	7,500
Supply agreement current portion	4,207
Employee compensation	1,554	1,172
Other	497	225
Total accrued liabilities	$ 14,868	$ 2,685